UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21927

MSS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of Principal Executive Offices)(Zip Code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, OH 43215

Registrant’s Telephone Number, including Area Code:  (440) 922-0066

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

THE FALLEN ANGELS INCOME FUND

SEMI-ANNUAL REPORT

JANUARY 31, 2018

(UNAUDITED)

Series Trust

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

U.S. Government Agencies & Obligations 2.47%
Consumer Discretionary 17.99%
Consumer Staples 7.37%
Energy 2.40%
Financials 25.32%
Healthcare 17.80%
Industrials 6.20%
Information Technology 13.24%
Materials 2.05%
Money Market Fund 3.21%
Utilities 1.95%

Portfolio composition is shown as of January 31, 2018 and is subject to change.  Global Industry Classification Standard "GICS" is used for the industry sector classifications and should not be used for compliance testing purposes.

Excludes securities sold short.

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THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2018 (UNAUDITED)

Shares		Value

COMMON STOCKS - 77.92%

Consumer Discretionary - 11.73%
4,265	Hilton Worldwide Holdings, Inc.	$ 365,297
1,630	McDonalds Corp.	278,958
2,415	The Walt Disney Co.	262,438
3,330	Yum! Brands, Inc.	281,685
		1,188,378
Consumer Staples - 7.36%
2,405	Anheuser-Busch InBev SA ADR	272,919
2,105	PepsiCo, Inc.	253,231
2,045	Philip Morris International, Inc.	219,285
		745,435
Energy - 2.40%
2,780	Exxon Mobil Corp.	242,694

Financials - 20.76%
655	BlackRock, Inc.	367,979
2,910	JP Morgan Chase & Co.	336,600
2,430	MasterCard, Inc.	410,670
4,930	Morgan Stanley	278,791
4,700	Wells Fargo & Co.	309,166
3,215	Visa, Inc. Class A	399,399
		2,102,605
Healthcare - 16.20%
4,045	AbbVie, Inc.	453,930
3,400	Gilead Sciences, Inc.	284,920
2,185	Johnson & Johnson	301,945
3,465	Novartis AG ADR *	312,058
7,770	Pfizer, Inc.	287,801
		1,640,654
Industrials - 6.20%
2,035	Norfolk Southern Corp.	307,041
2,400	Union Pacific Corp.	320,400
		627,441
Information Technology - 11.22%
1,625	Apple, Inc.	272,074
3,415	Microsoft Corp.	324,459
4,100	Paychex, Inc.	279,825
3,810	Qualcomm, Inc.	260,032
		1,136,390

* Non-income producing security during the period.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

Shares		Value

Materials - 2.05%
1,705	Monsanto Co.	$ 207,669

Transportation - 0.00%
45,000	Sea Containers Ltd. Class A (Bermuda) † *	-

TOTAL FOR COMMON STOCKS (Cost $5,072,971) - 77.92%		7,891,266

PREFERRED SECURITIES - 4.09%

Financials - 2.50%
201	Bank of America Corp., Series L, 7.25%, 12/31/49	253,662

Healthcare - 1.59%
248	Allergan Plc., Mandatory, 5.50%, 03/01/18 (Ireland)	160,630

TOTAL FOR PREFERRED SECURITIES (Cost $468,966) - 4.09%		414,292

Par Value		Value

CORPORATE BONDS - 10.21%

Consumer Discretionary - 6.24%
220,000	Under Armour, Inc., 3.25%, 06/15/26	192,518
204,000	Wynn Las Vegas LLC., 5.25%, 05/15/27	202,203
235,000	Yum! Brands, Inc., 3.75%, 11/01/21	237,644
		632,365
Information Technology - 2.02%
200,000	Verisign, Inc., 4.625%, 05/01/23	205,000

Utilities - 1.95%
200,000	Suburban Propane Partners L.P., 5.75%, 03/01/25	197,000

TOTAL FOR CORPORATE BONDS (Cost $1,035,034) - 10.21%		1,034,365

* Non-income producing security during the period.

† This security has been valued according to the fair value pricing policies of the Fund.

The accompanying notes are an integral part of these financial statements.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

Par Value		Value

STRUCTURED NOTES - 2.03%

Financials - 2.03%
25,000	JP Morgan Chase & Co., 3.00%, 08/31/28 **	$ 17,700
13,000	Morgan Stanley, 10.00%, 12/31/34	8,840
14,000	Morgan Stanley, 7.15%, 08/30/28 **	15,132
24,000	Morgan Stanley, 7.00%, 09/30/30	25,729
10,000	Morgan Stanley, 3.888%, 08/19/33 **	7,000
5,000	Morgan Stanley, 4.94%, 08/29/34 **	3,375
25,000	Morgan Stanley, 3.888%, 08/19/28 **	17,312
25,000	Morgan Stanley, 4.632%, 09/27/28 **	21,000
22,000	Morgan Stanley, 4.94%, 06/30/34 **	15,015
20,000	Morgan Stanley, 5.928%, 03/31/35 **	13,400
34,000	Natixis U.S. LLC., 2.655%, 08/29/33 **	23,800
10,000	Natixis U.S. LLC., 2.66%, 04/30/34 **	7,700
15,000	Natixis U.S. LLC., 4.056%, 03/31/34 **	10,519
10,000	Natixis U.S. LLC., 6.916%, 10/31/34 **	7,000
10,000	Nomura, 2.848%, 05/30/2034	6,538
10,000	The Bank of Nova Scotia, 1.848%, 08/28/34 (Canada) **	5,742
TOTAL FOR STRUCTURED NOTES (Cost $217,951) - 2.03%		205,802

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 2.46%
250,000	US Treasury Bill, 0.00%, 03/29/18	249,488
TOTAL FOR U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $249,460) - 2.46%		249,488

Shares		Value

MONEY MARKET FUND - 3.21%
324,959	First American Treasury Obligation Fund Class Z 1.21% **	324,959
MONEY MARKET FUND (Cost $324,959) - 3.21%		324,959

TOTAL INVESTMENTS (Cost $7,369,341) - 99.92%		10,120,172

OTHER ASSETS LESS LIABILITIES, NET - 0.08%		7,574

NET ASSETS - 100.00%		$ 10,127,746

** Variable rate security; the coupon rate shown represents the yield at January 31, 2018.

The accompanying notes are an integral part of these financial statements.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF SECURITIES SOLD SHORT

JANUARY 31, 2018 (UNAUDITED)

Shares		Value

COMMON STOCKS

Consumer Discretionary
230	Tesla, Inc. *	$ 81,491

Healthcare
3,854	MiMedx Group, Inc. *	64,555

TOTAL COMMON STOCKS (Proceeds $99,094)		146,046

TOTAL SECURITIES SOLD SHORT (Proceeds $99,094)		$ 146,046

* Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2018 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $7,369,341)	$ 10,120,172
Cash	103,806
Receivables:
Dividends and Interest	22,635
Securities Sold	257,260
Prepaid Expenses	5,887
Total Assets	10,509,760
Liabilities:
Securities Sold Short, at Value (Proceeds $99,094)	146,046
Payables:
Securities Purchased	207,229
Management Fees	9,325
Administrative Fees	4,176
Transfer Agent & Accounting Fees	1,161
Distribution Fees	2,325
Shareholder Redemption	610
Accrued Expenses	11,142
Total Liabilities	382,014
Net Assets	$ 10,127,746

Net Assets Consist of:
Paid In Capital	$ 9,909,432
Accumulated Undistributed Net Investment Income	9,081
Accumulated Realized Loss on Investments	(2,494,646)
Unrealized Appreciation in Value of Investments	2,703,879
Net Assets, for 832,458 Shares Outstanding	$ 10,127,746

Net Asset Value Per Share	$ 12.17

The accompanying notes are an integral part of these financial statements.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED)

Investment Income:
Dividends (net of foreign withholding of $4,531)	$ 112,042
Interest	26,885
Total Investment Income	138,927

Expenses:
Advisory	51,265
Administrative	5,164
Distribution (12b-1)	12,816
Transfer Agent	17,376
Registration	2,181
Custodian	4,293
Audit	7,058
Legal	6,538
Trustee	1,552
Printing and Mailing	208
Miscellaneous	1,647
Total Expenses	110,098

Net Investment Income	28,829

Realized and Unrealized Gain (Loss) on:
Realized Loss on Investments	(38,804)
Net Change in Unrealized Appreciation on:
Investments	1,001,247
Net Realized and Unrealized Gain on Investments	962,443

Net Increase in Net Assets Resulting from Operations	$ 991,272

The accompanying notes are an integral part of these financial statements.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2018	7/31/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 28,829	$ 95,153
Net Realized Gain (Loss) on Investments & Options	(38,804)	578,096
Capital Gain Distributions from Portfolio Companies	-	1,749
Unrealized Appreciation on Investments & Options	1,001,247	158,893
Net Increase in Net Assets Resulting from Operations	991,272	833,891

Distributions to Shareholders:
Net Investment Income	(42,780)	(89,808)
Realized Gain	-	-
Total Distributions Paid to Shareholders	(42,780)	(89,808)

Capital Share Transactions	(974,393)	(1,264,950)

Total Decrease in Net Assets	(25,901)	(520,867)

Net Assets:
Beginning of Period	10,153,647	10,674,514

End of Period (Including Undistributed Net Investment Income of $9,081 and $23,032, respectively)
	$ 10,127,746	$ 10,153,647

 The accompanying notes are an integral part of these financial statements.

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THE FALLEN ANGELS INCOME FUND

FINANCIAL HIGHLIGHTS

	(Unaudited) Six Months Ended 1/31/2018

		Years Ended
		7/31/2017	7/31/2016	7/31/2015	7/31/2014	7/31/2013

Net Asset Value, at Beginning of Period	$ 11.09	$ 10.31	$ 9.85	$ 9.96	$ 9.19	$ 7.96

Income (Loss) From Investment Operations:
Net Investment Income *	0.03	0.10	0.07	0.13	0.14	0.18
Net Gain (Loss) on Securities (Realized and Unrealized)	1.10	0.77	0.46	(0.10)	0.74	1.19
Total from Investment Operations	1.13	0.87	0.53	0.03	0.88	1.37

Distributions:
Net Investment Income	(0.05)	(0.09)	(0.07)	(0.14)	(0.11)	(0.14)
Realized Gains	-	-	-	-	-	-
Total from Distributions	(0.05)	(0.09)	(0.07)	(0.14)	(0.11)	(0.14)

Net Asset Value, at End of Period	$ 12.17	$ 11.09	$ 10.31	$ 9.85	$ 9.96	$ 9.19

Total Return **	10.20%(b)	8.52%	5.47%	0.29%	9.59%	17.35%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,128	$10,154	$10,675	$ 9,738	$10,205	$ 9,559
Ratio of Expenses to Average Net Assets	2.15%(a)	2.19%	2.36%	2.39%	2.32%	2.49%
Ratio of Net Investment Income to Average Net Assets	0.56%(a)	0.93%	0.70%	1.25%	1.39%	2.10%
Portfolio Turnover	9.51%(b)	14.53%	26.89%	35.17%	66.27%	43.58%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2018 (UNAUDITED)

Note 1. Organization

The Fallen Angels Income Fund (the “Fund”) is a diversified series of MSS Series Trust (the “Trust”) (formerly known as “AMM Funds”), an open-end investment company that was organized as an Ohio business trust on June 20, 2006.  The Fund commenced operations on November 10, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund along with CCA Aggressive Return Fund and Footprints Discover Value Fund are the only series currently authorized by the Trust’s Board of Trustees (“the Board”).  The investment adviser to the Fund is American Money Management, LLC (the “Advisor”).

The Fund’s investment objective is to seek high current income with the potential for capital appreciation.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 and ASU 2013-08 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Option Writing – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 7 for additional disclosure on the Fund's option transactions during the year.

Repurchase Agreements – In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts – The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Short Sales – The Fund may sell a security that they do not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Federal Income Taxes – The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (July 31, 2014 through July 31, 2016) or expected to be taken in the Fund’s July 31, 2017 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Share Valuation – The price (net asset value) of the shares of the Fund is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing – Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an

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THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders – The Fund typically will distribute substantially all of its net investment income in the form of dividends and capital gains to its shareholders. The Fund will distribute dividends monthly and capital gains annually, and expects that distributions will consist primarily of ordinary income. Distributions will be recorded on ex-dividend date.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Note 3.  Security Valuations

Processes and Structure

The Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated to the Advisor to apply those methods in making fair value determinations, subject to board oversight.  In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of the investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stocks, real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

Fixed income securities (corporate bonds and structured notes). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

U.S. government securities - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities. US Treasury Bills with a maturity of 60 days or less are valued using amortized cost and included in Level 2 of the fair value hierarchy.

Derivative Instruments (equity options) – Listed derivatives that are actively traded, and valuations adjustments are not applied, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of January 31, 2018:

	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 7,891,266	$ -	$ -	$ 7,891,266
Corporate Bonds *	-	1,034,365	-	1,034,365
Preferred Securities *	414,292	-	-	414,292
Structured Notes	-	205,802	-	205,802
U.S. Government Agencies & Obligations	-	249,488	-	249,488
Short-Term Investment	324,959	-	-	324,959
Total	$ 8,630,517	$ 1,489,655	$ -	$ 10,120,172

Financial Instruments—Liabilities

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 146,046	$ -	$ -	$ 146,046
Total	$ 146,046	$ -	$ -	$ 146,046

* Industry classifications for these categories are detailed in the Schedule of Investments.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

The Fund did not hold any Level 3 assets (those valued using significant unobservable inputs) at any time during the six months ended January 31, 2018. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.  The Fund considers transfers into and out of Level 1 and Level 2 as of the end of the reporting period.

Fair Valuation- The investment in 45,000 shares of Sea Containers Ltd., in the Fund, has been valued at $0.00 per share.  This security has been valued according to the fair value pricing policies of the Fund.

Note 4.  Investment Management Agreement

The Trust has entered into a management agreement (the “Management Agreement”) with the Advisor pursuant to which the Advisor, subject to the supervision of the Board, provides, or arranges to be provided, to the Fund investment advice and will furnish or arrange to be furnished a continuous investments program for the Fund consistent with the Fund’s investment objective and policies.  Under the Management Agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00%. For the six months ended January 31, 2018, the Advisor earned a fee of $51,265 for the Fund. The Fund owed the Advisor management fees of $9,325 as of January 31, 2018.

Note 5.  Rule 12b-1 Plan

 The Trust has adopted with respect to the Fund, a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund pays the Advisor for certain distribution and promotion expenses activities which are primarily intended to result in the sale of the Fund’s shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund incurs such distribution expenses at the rate of 0.25% per annum of the Fund’s average daily net assets. For the six months ended January 31, 2018, the Fund accrued distribution (12b-1) fees under the Plan of $12,816. The Fund owed the Advisor $2,325 for distribution fees as of January 31, 2018.

Note 6.  Related Party Transactions

An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC (“MSS”), the Fund’s transfer agent and fund accountant.  MSS receives an annual fee from the Trust of $11.50 per shareholder (subject to a minimum monthly fee of $775.00 per Fund) for the transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Trust based on the average value of the Fund.  These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250. For the six months ended January 31, 2018, MSS

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

earned $17,376 from the Fund for transfer agent and accounting services.  At January 31, 2018, the Fund owes MSS $1,161.

The Trust also had an administration agreement with Empirical Administration, LLC (“Empirical”) which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik also serves as an officer of the Trust.  See the Trustee & Officer table for more information.  Empirical earns $1,000 per month for its services.  For the six months ended January 31, 2018, Empirical earned $5,164 for its services.  At January 31, 2018, the Fund owed Empirical $4,176.

Note 7.  Derivative Transactions

As of January 31, 2018 the Fund had no outstanding written call options. There were no call option transactions during the six months ended January 31, 2018.

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Asset Derivatives

Investment in Securities, at Value

Schedule of Investments - Structured Notes                $ 205,802

Unrealized gains and losses on derivatives during the six months ended January 31, 2018, are included in the Statement of Operations, in the location, “Net Change in Unrealized Appreciation (Depreciation) on Investments” in the amount of $(10,713).

There was no realized gain or loss on sales of Structured Notes for the Fund for the six months ended January 31, 2018.

Note 8.  Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at January 31, 2018 was $12,829,420 for the Fund.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

Transactions in capital stock for the six months ended January 31, 2018 and year ended July 31, 2017 were as follows:

	January 31, 2018		July 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	14,070	$ 159,085	41,694	$ 439,595
Shares issued in reinvestment of distributions	3,683	42,760	8,514	89,789
Shares redeemed	(100,909)	(1,176,238)	(170,319)	(1,794,334)
Net Decrease	(83,156)	$ (974,393)	(120,111)	$ (1,264,950)

Note 9.  Investment Transactions

For the six months ended January 31, 2018, purchases and sales of investment securities other than U.S. Government obligations aggregated $878,722 and $1,568,327. Purchases and sales of U.S. Government obligations aggregated $748,622 and $750,000.

Note 10.  Tax Matters

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of July 31, 2017, the Trust’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Income Fund
Unrealized Appreciation (Depreciation)	$1,702,632
Undistributed Ordinary Income	23,032
Capital loss carryforward expiring +:
2018	(2,126,805)
2019	(329,037)
Total Distributable Earnings	$(730,178)

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years.  The Fund will not make distributions from capital gains while a capital loss remains.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Fund’s carryforward losses, post-October losses and post December losses are determined only at the end of each fiscal year.  Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. During the year ended July 31, 2017, the Fund utilized capital loss carryforwards of $579,845. Capital loss carryforwards of $680,645 expired July 31, 2017.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

As of January 31, 2018, the unrealized appreciation (depreciation) and tax cost of investment securities for the Fund were as follows:

Income
Gross unrealized appreciation on investment securities	$2,920,976
Gross unrealized depreciation on investment securities	(203,673)
Net unrealized appreciation on investment securities	$2,717,303

Cost of investment securities, including short-term investments	$7,369,341

The Fund paid distributions in the amount of $42,780, from ordinary income, for the six months ended January 31, 2018.

The Fund paid distributions in the amount of $89,808, from ordinary income, for the year ended July 31, 2017.

Note 11.  Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of January 31, 2018, Charles Schwab, for the benefit of its customers, owned, in aggregate, approximately 86.65% of the Fund and may be deemed to control the Fund.

Note 12.  Indemnifications

In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Fund expects the risk of loss to be remote.

Note 13.  Subsequent Events

On February 26, 2018, the Fund paid shareholders of record at February 23, 2017, a net investment income distribution of $4,164, equivalent to $0.005 per share. Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosure in the financial statements for the Fund.

MSS SERIES TRUST

THE FALLEN ANGLES INCOME FUND

EXPENSE ILLUSTRATION

JANUARY 31, 2018 (UNAUDITED)

 Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees, 12b-1 distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2017 through January 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2017	January 31, 2018	August 1, 2017 to January 31, 2018

Actual	$1,000.00	$1,102.01	$11.39
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.37	$10.92

* Expenses are equal to the Fund's annualized expense ratio of 2.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MSS SERIES TRUST

THE FALLEN ANGLES INCOME FUND

TRUSTEES & OFFICERS

JANUARY 31, 2018 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	3	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	3	None

1The "Fund Complex" consists of the MSS Series Trust.

Non-interested trustees receive $300 each per quarterly meeting.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Directorships Held by Trustee
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	3	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 - present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and president/owner of the Fund’s transfer agent, fund accountant, and distributor.

2The "Fund Complex" consists of the MSS Series Trust.

MSS SERIES TRUST

 THE FALLEN ANGELS INCOME FUND

ADDITIONAL INFORMATION

JANUARY 31, 2018 (UNAUDITED)

 Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 663-8023 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

The Fund's Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (866) 663-8023.  It is also included in the Fund’s SAI, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (866) 663-8023 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Form N-Q.  The Fund's first and third fiscal quarters end on October 31 and April 30. The Fund's Form N-Q is available on the SEC’s website at http://sec.gov, or it may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (866) 663-8023.

Management Agreement Renewal

At a regular meeting held on September 11, 2017, Counsel reviewed a memorandum provided to the Trustees entitled "Duties of Trustees with Respect to Approval and Renewal of Investment Advisory Contract" which highlights the Trustees' duties when considering the Management Agreement renewal, as well as the Adviser’s ADV I and ADV II.  Counsel reminded the Trustees that their review must include a discussion and a conclusion with respect to each of the following items:  (1) investment performance of the Fund and the Adviser; (2) the nature, extent and quality of services provided to the Fund; (3) costs of the services and profits of the Adviser (including any affiliates); (4) economies of scale realized as the Fund grows; and (5) whether fees indicate that the Fund benefits or shares in the economies of scale.  The Trustees' review was informed by a memorandum provided by the Adviser as well as by supplemental information provided by the Adviser.  As part of its deliberations, the Board also considered and relied upon the information about the Fund and the Adviser that the Trustees had received throughout the year as part of their ongoing oversight of the Fund and its operations.

Nature, Extent and Quality of Services.  As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser's investment philosophy and strategy.  The Trustees discussed the Adviser’s organizational structure, and the background and experience of each of the people responsible for the management and/or support of the Fund and its operations.  The Trustees discussed the Adviser’s compliance processes and procedures and agreed that the Adviser consistently demonstrates a process oriented nature

MSS SERIES TRUST

 THE FALLEN ANGELS INCOME FUND

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

that exhibits a strong culture of compliance.  They acknowledged that the Adviser works in a proactive fashion to increase Fund assets thus providing additional value to the Fund and its shareholders.  They discussed their experience with the Adviser and its portfolio managers during the term of the Adviser’s relationship with the Fund, and agreed that the Fund benefits from the continuity and experience of the portfolio manager’s team and that the Adviser provides high quality services to the Fund.  The Trustees discussed the amount of time spent on research by the Adviser and the time and dedication to the Fund by its staff.  The Trustees agreed that the Adviser has done a satisfactory job of managing the Fund despite a difficult market. The Trustees concluded that the Adviser provided services consistent with the Board's expectations and should be retained.

Performance.  The Trustees reviewed the Fund’s performance relative to its index and another like fund of similar asset size, and Morningstar Moderate Target Risk Index, over the 12-month, 3-year and 5-year periods provided by the Adviser.  The Trustees noted that the Fund provided positive returns for the, one year, 3-year and 5-year periods with returns of 8.07%, 3.94%, and 7.84%, respectively.  They considered that the Fund’s returns were in line with the range of returns of funds in its Morningstar category.  The Trustees concluded that the Fund’s recent and historical performance was reasonable.

Fees and Expenses.  The Trustees noted that the Fund’s advisory fee is 1.00% with a net expense ratio of 2.22%.  They compared the advisory fee to the average fee charged by similarly sized funds in the Fund’s Morningstar category (70% - 85% Equity, funds under $20M) and noted that although the Fund’s fee is higher than the average for the category, it is within the range of fees charged by funds in the category.  With respect to the Fund’s net expense ratio, they noted that it was also higher than the average of 0.80% for the funds in its Morningstar category, but well within the range of fees.  They noted that the Adviser works proactively to find ways to limit total Fund expenses with the aim of lowering net expense ratio to the benefit of shareholders.  It was noted that since the transition to the MSS Series Trust that the fees and expenses have been reducing steadily.  After a discussion, the Trustees concluded the Fund's management fee was reasonable.

Profitability.  The Trustees reviewed a profitability analysis provided by the Adviser and noted that based on the information provided, the Adviser realized a net profit in connection with its relationship with each Fund, but agreed that such profit, both in terms of actual dollars and percentage of revenue is minimal.  After further discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale.  The Trustees noted the absence of breakpoints, but considered, given the size of the Fund, this was reasonable given the size of the Fund.  They noted that the Adviser has indicated its willingness to discuss the matter with the Board when the Fund experiences significant asset growth.  The Trustees noted that economies do not appear to have been reached at this time, and agreed that the matter of economies of scale would be revisited if the size of the Fund materially increases.

Conclusion.  Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Management Agreement is in the best interests of the Fund and its shareholders.

Board of Trustees

Paul Rode

Michael Young

Gregory Getts

Investment Advisor

American Money Management, LLC

P.O. Box 675203

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of The Fallen Angels Income Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of Decmeber 29, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS SERIES TRUST

By /s/ Gregory B. Getts, President

     Gregory B. Getts

     President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts, President

      Gregory B. Getts

      President

Date: March 29, 2018

By /s/Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: March 29, 2018